Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests Narrative (Detail) (Accum. Other Comp. Loss, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Accum. Other Comp. Loss
Comprehensive Income (Loss) [Line Items]
Unrealized holding losses on derivative financial instruments	$ 48.0
Actuarial losses related to benefit plan obligations and plan assets and other benefit plan items	195
Prior service credits related primarily to benefit plan amendments	$ 74